Expense Example	May 23, 2025 USD ($)
Defiance Nasdaq 100 LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 106
Expense Example, with Redemption, 3 Years	331
Defiance S&P 500 LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Defiance Russell 2000 LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	$ 334